Other Non-Financial Liabilities - Summary of Breakdown of Other Non Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 42,809,291	$ 93,758,925
Withholdings [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	15,864,725	13,681,499
Salaries, bonuses and payroll taxes payables [Member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	10,968,737	12,823,688
Taxes payables [Member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	7,711,416	6,263,018
Miscellaneous payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	2,954,543	3,700,097
Retirement pension payment orders pending settlement [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	1,124,896	824,014
Fees payables [Member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	686,058	606,697
Dividends payables [Member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities		51,776,837
Others [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 3,498,916	$ 4,083,075